Note 7 - Shareholders' Equity (Details Textual) - EUR (€) € / shares in Units, € in Thousands					1 Months Ended	2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Apr. 26, 2016	Jan. 18, 2013	Jun. 25, 2010	Oct. 29, 2007	Apr. 30, 2016	Jul. 31, 2001	Dec. 31, 1998	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 18, 2016	Jun. 30, 2015	Dec. 31, 2013	Dec. 19, 2012	Jun. 24, 2010	May 22, 2007
Treasury Stock, Held for Purchase for Option Holder Exercises [Member]
Treasury Stock, Shares								127,100
Treasury Stock, Reissuance Price Per Share								€ 2.38
Employee Stock Option [Member] | The 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			95,912	504,088
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												440,500
Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												149,100
Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												400,000
Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	575,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								562,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					575,000			575,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								1,449,438	917,188	1,095,850			1,310,850
The 2007 Plan [Member]
Common Stock, Shares Subscribed but Unissued																600,000
Options to Purchase Treasury Shares or To Subscribe New Shares [Member]
Shares Issued, Price Per Share								€ 3.31
The 2010 Plan [Member]
Common Stock, Shares Subscribed but Unissued															229,100
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued														500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued											1,000,000
Common Stock, Shares, Issued								29,098,144	25,753,989
Common Stock, Par or Stated Value Per Share								€ 0.13	€ 0.13
Common Stock, Shares, Outstanding								28,727,616	25,383,461
Treasury Stock, Shares								370,528	370,528
Treasury Stock, Shares, Acquired						180,290	190,238
Treasury Stock, Value, Acquired, Par Value Method						€ 493	€ 649